LEASES - Schedule of Supplemental Consolidated Balance Sheets Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finance leases:
Property and equipment, net	$ 11	$ 15
Weighted-average remaining lease term:
Operating leases	4 years 4 months 24 days	4 years 10 months 24 days
Finance leases	2 years 1 month 6 days	2 years 1 month 6 days
Weighted-average discount rate:
Operating leases	5.70%	5.70%
Finance leases	5.10%	5.20%
Machinery, equipment, and office equipment
Finance leases:
Property and equipment, net	$ 11	$ 15